Organization and Basis of Presentation	9 Months Ended
Sep. 30, 2019
Organization and Basis of Presentation [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
Organization and Basis of Presentation
Company
Scorpio Bulkers Inc. and its subsidiaries (together the “Company”) is an international shipping company that owns and operates the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 dwt in the international shipping markets. Scorpio Bulkers Inc. was incorporated in the Republic of the Marshall Islands on March 20, 2013.

The Company’s vessels transport a broad range of major and minor bulk commodities, including ores, coal, grains, and fertilizers, along worldwide shipping routes, and are, or are expected to be, employed primarily in the spot market or in spot market-oriented pools of similarly sized vessels. As of September 30, 2019, the Company owned or finance leased 54 vessels consisting of 17 Kamsarmax vessels and 37 Ultramax vessels and time chartered in six vessels consisting of five Kamsarmax vessels and one Ultramax vessel.
The Company is organized by vessel type into two operating segments (see Note 16, Segments, to the condensed consolidated financial statements):

•	Ultramax - includes vessels ranging from approximately 60,200 DWT to 64,000 DWT

•	Kamsarmax - includes vessels ranging from approximately 82,000 DWT to 84,000 DWT

The Company’s vessels are commercially managed by Scorpio Commercial Management S.A.M., or SCM, an entity controlled by the Lolli-Ghetti family of which Emanuele Lauro, the Company’s Chairman and Chief Executive Officer, and Filippo Lauro, the Company’s Vice President, are members. SCM’s services include securing employment for the Company’s vessels in pools, in the spot market and on time charters.

The Company’s vessels are technically managed by Scorpio Ship Management S.A.M., or SSM, an entity controlled by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services as necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.

The Company has also entered into an administrative services agreement, as amended from time to time, or the Administrative Services Agreement, with Scorpio Services Holding Limited, or SSH, an entity controlled by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include provision of administrative staff, office space and accounting, legal compliance, financial and information technology services. SSH is also reimbursed for the direct or indirect expenses that it incurs in providing the Company with the administrative services described above.
Basis of accounting
The condensed consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP. All material intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of financial position as of September 30, 2019 and the Company’s result of operations for the nine months ended September 30, 2019 and 2018, and cash flows for the nine months ended September 30, 2019 and 2018. The condensed consolidated balance sheet as of December 31, 2018 was derived from audited financial statements but does not contain all the footnote disclosures from the annual financial statements.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reporting amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets, liabilities, revenues and expenses. Actual results could differ from those estimates.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in accordance with Securities and Exchange Commission, or the SEC, rules and regulations; however, management believes that the disclosures herein are adequate to make the information presented not misleading. This report should be read in conjunction with the audited financial statements and the notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2018.
Going concern
The Company’s revenue is primarily derived from pool revenue. The bulker shipping industry is volatile and has experienced a sustained cyclical downturn recently. While the outlook has brightened, if the recovery is not sustained, this could have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.

The fair market values of the Company’s vessels also experience high volatility. The fair value of the vessels may increase or decrease depending on a number of factors including, but not limited to, the prevailing level of charter rates and day rates, general economic and market conditions affecting the international shipping industry, types, sizes and ages of vessels, supply and demand for vessels, availability of or developments in other modes of transportation, competition from other shipping companies, cost of newbuildings, governmental or other regulations and technological advances. In addition, as vessels grow older they generally decline in value. If the fair value of its vessels declines, the Company may not be in compliance with certain provisions of its credit facilities and it may not be able to refinance its debt. The prepayment of certain credit facilities may be necessary for the Company to maintain compliance with certain covenants in the event that the value of its vessels falls below a certain level. Additionally, if the Company sells one or more of its vessels at a time when vessel prices have fallen, the sale price may be less than the vessel’s carrying value on its consolidated financial statements, resulting in a loss on sale or an impairment loss being recognized, ultimately leading to a reduction in earnings. Furthermore, if vessel values fall significantly, this could indicate a decrease in the recoverable amount for the vessel which may result in an impairment adjustment in the carrying value of the vessel.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

Recently adopted accounting standards

The Company has adopted Financial Accounting Standards Board, or the FASB, Accounting Standards Codification, or the ASC, Topic 842, “Leases” effective January 1, 2019 using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate its comparative prior year periods. Under the new lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases. The cumulative effect adjustment to the Company’s opening balance of accumulated deficit was zero.
The Company determines if an arrangement contains a lease at inception. This determination requires judgment with arrangements generally considered to contain a lease when all of the following apply:

•	It conveys the right to control the use of an identified asset for a period of time to the lessee;

•	The lessee enjoys substantially all economic benefits from the use of the asset; and

•	The lessee directs the use of the identified asset.
At the present time, substantially all of the Company’s revenues are sourced from commercial pools, which along with time charters, fall under the guidance of U.S. GAAP for leases. Based on the Company's analysis of its contracts, the Company determined that its pool arrangements meet the definition of operating leases under ASC 842. As lessor, the Company leases its vessels to pools, which manage the vessels in order to enter into transportation contracts with their customers and enjoy the economic benefits derived from such arrangements.  Furthermore, the pools can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use. The Company, as lessor, elected to apply the practical expedient to not separate lease and associated non-lease components and instead to account for each separate lease component and the associated non-lease components as a single component, as the criteria for not separating the lease and non-lease components of its arrangements are met since: (a) the timing and pattern of transfer are the same for both the lease and non-lease components, (b) the lease component of the contracts, if accounted for separately, would be classified as an operating lease, and (c) the lease component is the predominant component in the arrangement.
Under the commercial pool agreements, the pool participants share the revenue generated by the entire pool in accordance with a point system that allocates points to each vessel in the pool, based upon performance, age and other factors. As a pool participant, the Company accounts for its vessels as assets and records lease revenue for each period as the variability associated with lease payments is resolved.
At times, the Company charters in vessels to supplement its own fleet and engages them in time charters to the commercial pools. Subsequent to the January 1, 2019 adoption date, the Company entered into agreements to lease six vessels from a third party for which it recognized the operating lease right-of-use assets and the corresponding lease liabilities on the consolidated balance sheet. At lease commencement, the Company calculates the present value of lease payments discounted at the rate implicit in the lease, if available, or otherwise at its incremental borrowing rate. The Company’s incremental borrowing rate reflects the interest rate it would need to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment.
The Company also enters into sale and leaseback transactions, all of which contain lessee fixed price repurchase obligations. In accordance with ASC 842, such transactions are accounted for as failed sales and accordingly, the Company continues to recognize these vessels at their net book values on the consolidated balance sheet while also recognizing their financial liabilities for the financing amount drawn down on the accompanying consolidated balance sheet under “Financing obligation” and the variable amount of consideration paid under “Financial expense, net” in the accompanying condensed consolidated statement of operations.
The Company recognizes lease payments for all operating leases as charterhire expense on the condensed consolidated statements of operations on a straight-line basis over the lease term.
In May 2014, the FASB issued Accounting Standard Update, or ASU, 2014-09, “Revenue from Contracts with Customers” (Topic 606). This standard requires entities to (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company adopted ASU 2014-09 for the reporting period commencing on January 1, 2018 and elected to use the modified retrospective approach. Its adoption primarily changes the method of recognizing revenue for voyage charters from the discharge-to-discharge method to the loading-to-discharge method. Under the discharge-to-discharge method, revenue is recognized from the discharge of the prior voyage, or contract date of the current voyage if later, until the discharge of the current voyage. Under the load-to-discharge method, revenue is recognized from the load of a voyage until its discharge. The Company’s quantitative assessment of the effects of the adoption of this new guidance indicated that the financial impact of the change in timing of revenue recognition as outlined above required no adjustment to the opening retained earnings as of January 1, 2018 as the Company was not engaged in any voyage charters. At the present time, virtually all of the Company’s revenues are sourced from commercial pools which, along with time charters, fall under the guidance of ASC Topic 842 “Leases”.